Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Commitments relating to contingent consideration in connection with business combinations | €		€ 3,503		€ (3,638)	€ (4,223)
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liability | €		€ 385		410	420
Bayer schering pharma AG
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability	2.00%	2.00%
Payment to sale of business period	10 years
Milestone payment period	2021
Fair value of the contingent consideration payable to Bayer | €		€ 156		€ 472	€ 701
Bayer schering pharma AG | Top of range
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250,000,000
Milestone payment | $	900,000,000
True North Therapeutics
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of the contingent consideration payable to Bioverativ | $	$ 258,000,000		$ 192,000,000
Increase in fair value of liability	2.00%	2.00%